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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2007

Check here if Amendment [  ]; Amendment Number:  ___________________
         This Amendment (Check only one.):[  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MHR Fund Management LLC
Address:          c/o Akin Gump Strauss Hauer & Feld, LLP
                  590 Madison Avenue
                  New York, NY 10022

Form 13F File Number:        28-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Hal Goldstein
Title:            Vice President

Signature, Place, and Date of Signing:

/s/ Hal Goldstein              New York, New York             August 14, 2007
-----------------------    --------------------------    ----------------------
     [Signature]               [City, State]                      [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                        0
                                                -----------
Form 13F Information Table Entry Total:                  46
                                                -----------
Form 13F Information Table Value Total:          $1,615,746
                                                -----------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                                 MHR Fund Management LLC
                                               Form 13F Information Table
                                              Quarter ended June 30, 2007



                                                                                    Investment Discretion          Voting Authority
                                             Fair Market                            ---------------------          ----------------
                         Title                  Value        Shares or   SH/  Put/       Shared  Shared   Other
Issuer                   of Class   Cusip   (in thousands)   Principal   PRN  Call  Sole Defined Other   Managers Sole Shared None
------                   --------   -----   --------------   ---------   ---  ----  ---- ------- ------  -------- ---- ------ ----
Alpha Natural Resources
Inc.                      Common   02076X102     $31,185      1,500,000   SH       1,500,000                    1,500,000
------------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics Inc.
5.75% 6/15/2008           Note     150934AD9        $917      1,176,000   PRN      1,176,000                    1,176,000
------------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics         Common
                          New      150934404        $229         75,000   SH          75,000                       75,000
------------------------------------------------------------------------------------------------------------------------------------
Clearpoint Business
Resources, Inc.           Common   185061108      $1,121        225,000   SH         225,000                      225,000
------------------------------------------------------------------------------------------------------------------------------------
Clearpoint Business
Resources, Inc.
WTS  $5 4/19/09           Wts      185061116        $383        450,000   SH         450,000                      450,000
------------------------------------------------------------------------------------------------------------------------------------
Courtside Acquisition
Corp                      Common   22274N102      $2,940        560,000   SH         560,000                      560,000
------------------------------------------------------------------------------------------------------------------------------------
Courtside Acquisition
Corp WTS  $5 7/1/09       Wts      22274N110        $549      1,120,000   SH       1,120,000                    1,120,000
------------------------------------------------------------------------------------------------------------------------------------
Emisphere Technologies,
Inc.                      Common   291345106     $14,263      4,210,000   SH       4,210,000                    4,210,000
------------------------------------------------------------------------------------------------------------------------------------
Gemstar-TV guide          Common   36866W106        $126         25,550   SH          25,550                       25,550
------------------------------------------------------------------------------------------------------------------------------------
Global Logistics
Acquisition Corp.         Common   379414105      $1,574        200,000   SH         200,000                      200,000
------------------------------------------------------------------------------------------------------------------------------------
Harris Interactive, Inc.  Common   414549105      $9,630      1,800,000   SH       1,800,000                    1,800,000
------------------------------------------------------------------------------------------------------------------------------------
HD Partners Acquisition
Corp WTS                  Wts      40415K118        $637        590,000   SH         590,000                      590,000
------------------------------------------------------------------------------------------------------------------------------------
HD Partners Acquisition
Corp.                     Common   40415K100      $4,512        590,000   SH         590,000                      590,000
------------------------------------------------------------------------------------------------------------------------------------
Image Entertainment, Inc. Common
                          New      452439201      $4,514      1,040,000   SH       1,040,000                    1,040,000
------------------------------------------------------------------------------------------------------------------------------------
Javelin Pharmaceuticals,
Inc.                      Common   471894105      $6,878      1,111,111   SH       1,111,111                    1,111,111
------------------------------------------------------------------------------------------------------------------------------------
Jazz Technologies, Inc.   Common   47214E102      $1,812        600,000   SH         600,000                      600,000
------------------------------------------------------------------------------------------------------------------------------------
Jazz Technologies, Inc.
WTS $5 3/14/11            Wts      47214E110        $792      1,200,000   SH       1,200,000                    1,200,000
------------------------------------------------------------------------------------------------------------------------------------
Kapstone Paper &
Packaging Corp            Common   48562P103      $1,139        150,000   SH         150,000                      150,000
------------------------------------------------------------------------------------------------------------------------------------
Kapstone Paper &
Packaging Corp
WTS $5 8/16/09            Wts      48562P111        $804        300,000   SH         300,000                      300,000
------------------------------------------------------------------------------------------------------------------------------------
L-1 Identity
Solutions Inc             Common   50212A106      $5,182        253,400   SH         253,400                      253,400
------------------------------------------------------------------------------------------------------------------------------------
Leap Wireless             Common
International Inc.        New      521863308    $794,692     11,755,806   SH      11,755,806                   11,755,806
------------------------------------------------------------------------------------------------------------------------------------
Lions Gate Entertainment  Common
Corp                      New      535919203    $143,333     12,994,827   SH      12,994,827                   12,994,827
------------------------------------------------------------------------------------------------------------------------------------
Loral Space and
Communications, Inc.      Common   543881106    $230,010      7,180,629   SH       7,180,629                    7,180,629
------------------------------------------------------------------------------------------------------------------------------------
M&F Worldwide Corp.       Common   552541104     $64,583        970,000   SH         970,000                      970,000
------------------------------------------------------------------------------------------------------------------------------------
Manhattan                 Common
Pharmaceuticals, Inc.     New      563118207      $2,257      2,856,363   SH       2,856,363                    2,856,363
------------------------------------------------------------------------------------------------------------------------------------
Marvel Entertainment Inc. Common   57383T103    $100,515      3,944,867   SH       3,944,867                    3,944,867
------------------------------------------------------------------------------------------------------------------------------------
Medical Nutrition
USA, Inc.                 Common   58461X107     $10,129      1,986,133   SH       1,986,133                    1,986,133
------------------------------------------------------------------------------------------------------------------------------------
NationsHealth Inc WTS
$5 8/25/07                Wts      63860C118          $5        180,667   SH         180,667                      180,667
------------------------------------------------------------------------------------------------------------------------------------
NationsHealth Inc.        Common   63860C100      $2,335      2,165,714   SH       2,165,714                    2,165,714
------------------------------------------------------------------------------------------------------------------------------------
NationsHealth Inc.        Units    63860C209        $162        153,667   SH         153,667                      153,667
------------------------------------------------------------------------------------------------------------------------------------
Neose Technologies Inc.   Common   640522108      $5,897      3,424,325   SH       3,424,325                    3,424,325
------------------------------------------------------------------------------------------------------------------------------------
Novadel Pharma Inc.       Common   66986X106      $1,095        952,380   SH         952,380                      952,380
------------------------------------------------------------------------------------------------------------------------------------
Omega Navigation
Enterprises, Inc.         Class A  Y6476R105     $26,100      1,200,000   SH       1,200,000                    1,200,000
------------------------------------------------------------------------------------------------------------------------------------
Omega Protein Corp.       Common   68210P107      $8,109        875,700   SH         875,700                      875,700
------------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc. Common   74153Q102    $104,888      2,800,000   SH       2,800,000                    2,800,000
------------------------------------------------------------------------------------------------------------------------------------
Rand Logistics Inc.       Common   752182105      $1,503        233,400   SH         233,400                      233,400
------------------------------------------------------------------------------------------------------------------------------------
Rand Logistics Inc.       Units    752182204      $2,901        249,000   SH         249,000                      249,000
------------------------------------------------------------------------------------------------------------------------------------
Rand Logistics Inc.
WTS $5 10/28/08           Wts      752182113      $1,254        660,252   SH         660,252                      660,252
------------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp        Common
                          Fon      852061100      $1,657         80,000   SH          80,000                       80,000
------------------------------------------------------------------------------------------------------------------------------------
Summer Infant, Inc.       Common   865646103      $1,042        200,000   SH         200,000                      200,000
------------------------------------------------------------------------------------------------------------------------------------
Summer Infant, Inc.
WTS $5 4/22/09            Wts      865646111        $332        400,000   SH         400,000                      400,000
------------------------------------------------------------------------------------------------------------------------------------
Vantage Energy Services   Units    92209F201        $416         50,000   SH          50,000                       50,000
------------------------------------------------------------------------------------------------------------------------------------
ViaSat, Inc.              Common   92552V100      $8,626        268,708   SH         268,708                      268,708
------------------------------------------------------------------------------------------------------------------------------------
Vodafone Group plc        Sponsored
                          ADR New  92857W209      $8,828        262,500   SH         262,500                      262,500
------------------------------------------------------------------------------------------------------------------------------------
Willbros Group Inc.       Common   969199108      $1,484         50,000   SH          50,000                       50,000
------------------------------------------------------------------------------------------------------------------------------------
Yucheng Technologies
Limited                   Common   G98777108      $4,406        570,000   SH         570,000                      570,000
------------------------------------------------------------------------------------------------------------------------------------
Total Market Value (in thousands)             $1,615,746

